Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000104416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.89%	(1.32%)	(0.46%)
C000104416 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		A without sales charge
Account Value		$ 9,548	$ 9,548	$ 9,548	$ 8,800	$ 7,839	$ 9,478	$ 9,315	$ 9,773	$ 8,318	$ 8,910	$ 8,516	$ 7,744	$ 9,575
Average Annual Return, Percent		8.50%	(0.46%)	(0.03%)
C000104417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[1]	3.69%	(1.50%)	(0.76%)
C000104417 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		B without sales charge
Account Value		$ 9,265	$ 9,265	$ 9,265	8,603	7,722	9,404	9,312	9,828	8,427	9,108	8,771	8,038	10,000
Average Annual Return, Percent		7.69%	(1.17%)	(0.76%)
C000104418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[2]	6.90%	(1.17%)	(0.76%)
C000104418 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		C without sales charge
Account Value		$ 9,267	$ 9,267	$ 9,267	8,589	7,724	9,392	9,300	9,831	8,430	9,110	8,761	8,038	10,000
Average Annual Return, Percent		7.90%	(1.17%)	(0.76%)
C000104419 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		I without sales charge
Account Value		$ 10,188	$ 10,188	$ 10,188	9,365	8,319	10,042	9,845	10,306	8,747	9,362	8,927	8,108	10,000
Average Annual Return, Percent		8.78%	(0.23%)	0.19%
C000104420 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Account Value		$ 9,307	$ 9,307	$ 9,307	8,644	7,762	9,441	9,304	9,833	8,433	9,113	8,763	8,028	10,000
Average Annual Return, Percent		7.67%	(1.09%)	(0.72%)
C000104421 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Account Value		$ 9,744	$ 9,744	$ 9,744	9,003	8,041	9,743	9,599	10,080	8,601	9,249	8,850	8,079	10,000
Average Annual Return, Percent		8.23%	(0.68%)	(0.26%)
C000104422 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Account Value		$ 10,009	$ 10,009	$ 10,009	9,226	8,221	9,931	9,760	10,236	8,716	9,345	8,907	8,100	10,000
Average Annual Return, Percent		8.49%	(0.45%)	0.01%
C000104423 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Account Value		$ 10,282	$ 10,282	$ 10,282	9,454	8,404	10,123	9,923	10,394	8,818	9,389	8,939	8,121	10,000
Average Annual Return, Percent		8.76%	(0.22%)	0.28%
C000123138 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Account Value		$ 10,340	$ 10,340	$ 10,340	9,479	8,432	10,139	9,930	10,380	8,807	9,414	8,953	8,125	10,000
Average Annual Return, Percent		9.08%	(0.08%)	0.33%
JPMorgan Government Bond Index Emerging Markets Global Diversified [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Government Bond Index Emerging Markets Global Diversified
Account Value		$ 9,942	$ 9,942	$ 9,942	$ 9,141	$ 8,054	$ 10,102	$ 10,018	$ 10,415	$ 9,010	$ 9,645	$ 9,169	$ 8,258	$ 10,000
Average Annual Return, Percent	[3]	8.76%	(0.92%)	(0.06%)

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Source: FactSet Research Systems Inc.